UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson Plumb Funds, Inc.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 11.9%
Distributors - 0.5%
LKQ Corp. (a)	38,600	$670,096

Media - 5.7%
CBS Corp. Class B	150,895	1,561,763
Lions Gate Entertainment Corp. (a)	163,000	1,069,280
The Walt Disney Co.	51,150	1,331,946
Time Warner Inc.	50,650	1,413,641
Viacom, Inc. Class B (a)	101,800	2,549,072
		7,925,702
Multiline Retail - 2.9%
Kohl's Corp. (a)	19,450	1,003,425
Target Corp.	62,870	2,954,890
		3,958,315
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	22,950	741,056
Bed Bath & Beyond Inc. (a)	39,600	1,444,608
Office Depot, Inc. (a)	203,150	1,060,443
		3,246,107
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	32,725	689,189

Consumer Staples - 9.2%
Beverages - 1.4%
PepsiCo, Inc.	33,700	1,909,779

Food & Staples Retailing - 5.0%
Sysco Corp.	110,675	2,821,106
Walgreen Co.	62,875	2,130,205
Wal-Mart Stores, Inc.	38,675	1,967,397
		6,918,708
Household Products - 1.7%
The Procter & Gamble Co.	43,525	2,355,138

Personal Products - 1.1%
Bare Escentuals, Inc. (a)	160,300	1,487,584

Energy - 14.6%
Energy Equipment & Services - 3.6%
Schlumberger Ltd.	37,700	2,118,740
Smith International, Inc.	51,500	1,419,855
Weatherford International Ltd. (a)	72,800	1,452,360
		4,990,955
Oil, Gas & Consumable Fuels - 11.0%
Chevron Corp.	29,195	2,041,898
Devon Energy Corp.	22,995	1,411,433
Exxon Mobil Corp.	92,445	6,392,572
Hess Corp.	50,400	2,549,736
Marathon Oil Corp.	44,375	1,369,856
Murphy Oil Corp.	23,950	1,365,150
Pioneer Natural Resources Co.	4,675	135,388
		15,266,033

THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)

Financials - 13.7%
Capital Markets - 7.8%
Bank of New York Mellon Corp.	34,000	$1,006,740
Eaton Vance Corp.	72,200	2,062,754
Morgan Stanley	69,200	2,004,032
Northern Trust Corp.	33,195	1,940,580
State Street Corp.	46,675	2,449,504
T. Rowe Price Group Inc.	30,325	1,374,329
		10,837,939
Commercial Banks - 2.4%
Associated Banc-Corp	188,290	1,952,567
First Horizon National Corp. (a)	103,887	1,390,008
		3,342,575
Consumer Finance - 1.0%
Discover Financial Services	105,590	1,451,862

Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	48,250	2,096,945

Insurance - 1.0%
Aflac, Inc.	17,385	706,179
Torchmark Corp.	17,170	731,614
		1,437,793
Health Care - 17.6%
Biotechnology - 1.9%
Amgen Inc. (a)	32,375	1,934,082
Genzyme Corp. (a)	13,075	728,408
		2,662,490
Health Care Equipment & Supplies - 5.8%
Baxter International, Inc.	17,750	1,010,330
Medtronic, Inc.	38,050	1,457,315
ResMed Inc. (a)	23,625	1,084,624
St. Jude Medical, Inc. (a)	50,565	1,948,775
TomoTherapy Inc. (a)	356,950	1,195,782
Zimmer Holdings, Inc. (a)	29,520	1,397,772
		8,094,598
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	30,600	1,058,148
Henry Schein, Inc. (a)	26,640	1,411,387
McKesson Corp.	24,525	1,394,492
Medco Health Solutions, Inc. (a)	19,555	1,079,827
Patterson Cos., Inc. (a)	54,330	1,479,406
		6,423,260
Health Care Technology - 0.8%
IMS Health Inc.	80,275	1,112,612

Life Sciences Tools & Services - 0.7%
Waters Corp. (a)	20,040	1,007,611

Pharmaceuticals - 3.8%
Johnson & Johnson	64,635	3,906,539
Novartis AG ADR	30,905	1,436,155
		5,342,694

THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)

Industrials - 8.2%
Aerospace & Defense - 0.8%
The Boeing Co.	21,800	$1,082,806

Air Freight & Logistics - 0.5%
FedEx Corp.	10,380	713,210

Commercial Services & Supplies - 1.8%
Cintas Corp.	52,050	1,428,252
EnergySolutions	115,525	1,025,862
		2,454,114
Industrial Conglomerates - 3.6%
General Electric Co.	209,950	2,918,305
3M Co.	29,220	2,106,762
		5,025,067
Trading Companies & Distributors - 1.5%
W.W. Grainger, Inc.	23,145	2,024,493

Information Technology - 23.7%
Communications Equipment - 4.3%
Cisco Systems, Inc. (a)	127,115	2,745,684
JDS Uniphase Corp. (a)	221,510	1,521,774
QUALCOMM Inc.	36,430	1,691,081
		5,958,539
Computers & Peripherals - 1.6%
EMC Corp. (a)	90,800	1,443,720
Hewlett-Packard Co.	15,850	711,506
		2,155,226
Electronic Equipment, Instruments & Components - 0.5%
Flextronics International Ltd. (a)	128,245	760,493

Internet Software & Services - 2.8%
eBay Inc. (a)	109,555	2,425,548
Google Inc. Class A (a)	3,095	1,428,869
		3,854,417
IT Services - 1.8%
Heartland Payment Systems, Inc.	60,625	758,419
Visa Inc. Class A	23,850	1,695,735
		2,454,154
Semiconductors & Semiconductor Equipment - 7.6%
Altera Corp.	88,400	1,698,164
Broadcom Corp. Class A (a)	24,590	699,586
Intel Corp.	178,300	3,623,056
Linear Technology Corp.	50,970	1,354,273
Maxim Integrated Products, Inc.	76,880	1,443,806
Xilinx, Inc.	76,425	1,699,692
		10,518,577
Software - 5.1%
Activision Blizzard, Inc. (a)	57,910	672,335
Adobe Systems Inc. (a)	31,000	974,020
Electronic Arts Inc. (a)	70,635	1,286,970
Microsoft Corp.	169,976	4,189,908
		7,123,233
Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Vodafone Group Plc ADR	64,195	1,394,315
TOTAL COMMON STOCKS (COST $125,048,769)		138,746,629

THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100%	$625	$625

Total Variable-Rate Demand Notes		625

TOTAL SHORT-TERM INVESTMENTS (COST $625)		625

TOTAL INVESTMENTS - 99.9% (COST $125,049,394)		138,747,254

NET OTHER ASSETS AND LIABILITIES - 0.1%		74,763

NET ASSETS - 100.0%		$138,822,017

(a) Non-income producing security.

ADR: American Depository Receipt

THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. As level-2 investments include positions that are not traded in active markets, valuations may be adjusted to reflect illiquidity.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Consumer Discretionary	$16,489,409	-	-	$16,489,409
Consumer Staples	12,671,209	-	-	12,671,209
Energy	20,256,988	-	-	20,256,988
Financials	19,167,114	-	-	19,167,114
Health Care	24,643,265	-	-	24,643,265
Industrials	11,299,690	-	-	11,299,690
Information Technology	32,824,639	-	-	32,824,639
Telecommunication Services	1,394,315	-	-	1,394,315
Short-term securities:	-	$625	-	625
Total	$138,746,629	$625	-	$138,747,254

At August 31, 2009, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$129,071,920
Unrealized appreciation	$20,038,807
Unrealized depreciation	$(10,363,473)
Net unrealized appreciation (depreciation)	$9,675,334

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2%

Consumer Discretionary - 17.1%
Distributors - 1.0%
LKQ Corp. (a)	4,550	$78,988

Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	4,271	140,644

Media - 3.1%
CBS Corp. Class B	9,550	98,842
Lions Gate Entertainment Corp. (a)	22,426	147,115
		245,957
Multiline Retail - 1.7%
Nordstrom, Inc.	4,933	138,321

Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	4,830	155,961
Bed Bath & Beyond Inc. (a)	3,360	122,573
Jos. A. Bank Clothiers, Inc. (a)	1,517	66,763
Office Depot, Inc. (a)	10,879	56,788
		402,085
Textiles, Apparel & Luxury Goods - 4.6%
Coach, Inc.	4,823	136,443
FGX International Holdings Limited (a)	4,200	60,648
Hanesbrands, Inc. (a)	7,958	167,595
		364,686
Consumer Staples - 4.6%
Food Products - 2.6%
McCormick & Co., Inc.	4,158	135,426
The J. M. Smucker Co.	1,467	76,680
		212,106
Personal Products - 2.0%
Bare Escentuals, Inc. (a)	17,645	163,746

Energy - 9.4%
Energy Equipment & Services - 3.8%
Patterson-UTI Energy, Inc.	5,725	76,085
Smith International, Inc.	3,720	102,560
Weatherford International Ltd. (a)	6,155	122,792
		301,437
Oil, Gas & Consumable Fuels - 5.6%
ATP Oil & Gas Corp. (a)	4,690	52,293
Bill Barrett Corp. (a)	675	19,737
Denbury Resources Inc. (a)	1,300	19,786
Murphy Oil Corp.	2,726	155,382
Noble Energy, Inc.	1,963	118,683
Pioneer Natural Resources Co.	1,325	38,372
Quicksilver Resources Inc. (a)	1,700	18,394
Swift Energy Co. (a)	1,145	23,324
		445,971

THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2% (Continued)

Financials - 18.3%
Capital Markets - 4.4%
Eaton Vance Corp.	5,265	$150,421
Investment Technology Group, Inc. (a)	6,645	163,733
Northern Trust Corp.	640	37,414
		351,568
Commercial Banks - 5.1%
Associated Banc-Corp	13,954	144,703
First Horizon National Corp. (a)	8,859	118,533
Marshall & Ilsley Corp.	20,281	144,401
		407,637
Consumer Finance - 2.2%
Discover Financial Services	12,594	173,168

Insurance - 6.6%
Cincinnati Financial Corp.	3,850	99,022
Genworth Financial Inc. Class A (a)	2,110	22,282
StanCorp Financial Group, Inc.	3,163	119,720
Torchmark Corp.	3,826	163,026
Unum Group	5,601	126,191
		530,241
Health Care - 12.6%
Health Care Equipment & Supplies - 3.6%
ResMed Inc. (a)	3,503	160,823
TomoTherapy Inc. (a)	13,078	43,811
Zimmer Holdings, Inc. (a)	1,690	80,021
		284,655
Health Care Providers & Services - 6.3%
Henry Schein, Inc. (a)	2,189	115,973
Lincare Holdings Inc. (a)	2,236	59,008
McKesson Corp.	1,485	84,437
MWI Veterinary Supply, Inc. (a)	1,033	38,438
Patterson Cos., Inc. (a)	5,410	147,314
Virtual Radiologic Corp. (a)	5,095	58,847
		504,017
Health Care Technology - 1.3%
IMS Health Inc.	7,590	105,197

Life Sciences Tools & Services - 1.4%
Waters Corp. (a)	2,239	112,577

THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2% (Continued)

Industrials - 8.1%
Aerospace & Defense - 1.5%
Alliant Techsystems Inc. (a)	1,504	$116,229

Commercial Services & Supplies - 3.8%
Cintas Corp.	5,270	144,609
EnergySolutions	17,860	158,597
		303,206
Machinery - 0.9%
SPX Corp.	1,350	75,168

Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	1,733	151,586

Information Technology - 21.6%
Communications Equipment - 2.3%
JDS Uniphase Corp. (a)	26,591	182,680

Electronic Equipment, Instruments & Components - 4.1%
Celestica Inc. (a)	4,926	41,871
Flextronics International Ltd. (a)	28,877	171,241
Molex Inc. Class A	6,975	117,389
		330,501
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	5,425	95,697

IT Services - 2.8%
Fiserv, Inc. (a)	1,572	75,849
Heartland Payment Systems, Inc.	9,091	113,728
Paychex, Inc.	1,337	37,824
		227,401
Semiconductors & Semiconductor Equipment - 7.7%
Altera Corp.	6,210	119,294
Broadcom Corp. Class A (a)	2,925	83,216
Linear Technology Corp.	4,362	115,898
Maxim Integrated Products, Inc.	8,406	157,865
Xilinx, Inc.	6,301	140,134
		616,407
Software - 3.5%
Activision Blizzard, Inc. (a)	6,920	80,341
Electronic Arts Inc. (a)	7,435	135,466
Take-Two Interactive Software, Inc. (a)	5,910	62,055
		277,862
Materials - 5.6%
Chemicals - 5.6%
Airgas, Inc.	3,007	139,826
International Flavors & Fragrances Inc.	3,723	132,613
Nalco Holding Co.	5,533	99,041
The Scotts Miracle-Gro Co. Class A	1,946	79,183
		450,663

THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 100.2% (Continued)

Utilities - 2.9%
Electric Utilities - 1.0%
Pepco Holdings, Inc.	5,460	$78,242

Multi-Utilities - 1.9%
MDU Resources Group, Inc.	3,872	75,156
SCANA Corp.	2,269	78,689
		153,845

TOTAL COMMON STOCKS (COST $6,582,866)		8,022,488

SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100%	$1,709	1,709

Total Variable-Rate Demand Notes		1,709

TOTAL SHORT-TERM INVESTMENTS (COST $1,709)		1,709

TOTAL INVESTMENTS - 100.2% (COST $6,584,575)		8,024,197

NET OTHER ASSETS AND LIABILITIES - (0.2%)		(12,090)

NET ASSETS - 100.0%		$8,012,107

(a) Non-income producing security.

ADR: American Depository Receipt

THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. As level-2 investments include positions that are not traded in active markets, valuations may be adjusted to reflect illiquidity.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Consumer Discretionary	$1,370,681	-	-	$1,370,681
Consumer Staples	375,852	-	-	375,852
Energy	747,408	-	-	747,408
Financials	1,462,614	-	-	1,462,614
Health Care	1,006,446	-	-	1,006,446
Industrials	646,189	-	-	646,189
Information Technology	1,730,548	-	-	1,730,548
Materials	450,663	-	-	450,663
Utilities	232,087	-	-	232,087
Short-term securities:	-	$1,709	-	1,709
Total	$8,022,488	$1,709	-	$8,024,197

At August 31, 2009, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$7,404,510
Unrealized appreciation	$863,666
Unrealized depreciation	$(243,979)
Net unrealized appreciation (depreciation)	$619,687

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5%

Corporate Bonds - 82.2%
American Express
0.429% due 10/4/2010 (a)	$400,000	$392,917
0.575% due 6/12/2017 (a)	1,290,000	940,686

American General Finance
6.000% due 10/15/2014	1,000,000	533,423
6.000% due 12/15/2014	1,000,000	523,524
6.900% due 12/15/2017	1,000,000	617,467

Arden Realty LP
5.250% due 3/1/2015	557,000	563,502

Associated Banc-Corp
6.750% due 8/15/2011	750,000	757,046

Bank of America Corp.
7.375% due 5/15/2014	100,000	109,640
5.350% due 9/15/2015	150,000	148,917
5.250% due 12/1/2015	50,000	47,965

BB&T Corp.
5.200% due 12/23/2015	750,000	760,657

Bear Stearns Cos. LLC
0.020% due 3/10/2014 (a)	270,000	243,038
0.000% due 4/10/2014 (a)	100,000	87,251
7.250% due 2/1/2018	2,000,000	2,280,728
0.000% due 11/29/2019 (a) (c)	205,000	190,650

Berkshire Hathaway
4.200% due 12/15/2010	1,448,000	1,500,226

Best Buy Co.
6.750% due 7/15/2013	235,000	250,557

Caterpillar Financial Services Corp.
4.300% due 6/1/2010	1,000,000	1,026,900

CIT Group, Inc.
6.250% due 2/15/2010	200,000	115,630
6.500% due 2/15/2010	174,000	100,699
5.200% due 11/3/2010	500,000	300,724
4.750% due 12/15/2010	250,000	151,394
6.000% due 3/15/2013	79,000	35,806
6.150% due 4/15/2013	196,000	89,571
4.900% due 2/15/2015	50,000	22,595
0.770% due 12/14/2016 (a)	868,000	388,751
5.950% due 2/15/2017	100,000	44,518
5.700% due 3/15/2017	400,000	179,225
6.000% due 6/15/2017	50,000	22,359

Continental Corp.
8.375% due 8/15/2012	150,000	148,132

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5% (Continued)

Corning Inc.
6.050% due 6/15/2015	$1,000,000	$1,007,838
6.200% due 3/15/2016	428,000	434,461

Countrywide Financial Corp.
6.250% due 5/15/2016	350,000	339,526

Darden Restaurants
7.125% due 2/1/2016	65,000	69,736

Discover Financial Services
1.169% due 6/11/2010 (a)	500,000	487,225

EMC Corp., Convertible
1.750% due 12/1/2013	1,000,000	1,185,000

Exelon Generation Co.
6.950% due 6/15/2011	462,000	495,685

Fifth Third Bancorp
6.250% due 5/1/2013	500,000	508,775
8.250% due 3/1/2038	2,215,000	1,967,722

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,548,924
4.625% due 5/15/2013	500,000	427,690

Fortune Brands, Inc.
4.875% due 12/1/2013	76,000	74,951
6.375% due 6/15/2014	500,000	510,964

General Electric Capital Corp.
5.250% due 10/27/2009	40,000	40,261
7.375% due 1/19/2010	55,000	56,321
8.750% due 10/15/2010	158,000	168,605
4.875% due 10/21/2010	500,000	517,143
4.250% due 12/1/2010	62,000	63,682
5.900% due 5/13/2014	450,000	480,920
5.600% due 7/15/2014	500,000	512,807

GMAC LLC
7.000% due 10/15/2011	200,000	167,223
7.250% due 8/15/2012	100,000	76,712
7.000% due 11/15/2012	50,000	38,119
7.100% due 1/15/2013	32,000	24,407
6.000% due 7/15/2013	60,000	43,616
0.000% due 6/15/2015 (c)	1,250,000	531,250
6.350% due 2/15/2016 (b)	75,000	48,000
6.500% due 2/15/2016 (b)	100,000	64,600
6.500% due 9/15/2016 (b)	87,000	55,395
7.250% due 9/15/2017	259,000	156,948

Harley-Davidson
5.250% due 12/15/2012 (d)	1,500,000	1,460,697

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5% (Continued)

Hartford Financial Services
0.000% due 6/15/2010 (a)	$500,000	$469,350
5.250% due 10/15/2011	250,000	249,387

Heller Financial, Inc.
7.375% due 11/1/2009	336,000	339,693

Home Depot, Inc.
3.750% due 9/15/2009	500,000	500,258

HSBC Finance Corp.
8.000% due 7/15/2010	306,000	321,019
5.700% due 7/15/2012	125,000	127,346
6.000% due 4/15/2013	621,000	636,458
0.450% due 9/15/2013 (a)	156,000	137,812
0.910% due 10/10/2013 (a)	131,000	109,912
0.690% due 1/10/2014 (a)	161,000	132,875
6.000% due 8/15/2014	199,000	202,424
5.800% due 9/15/2014	50,000	50,370
5.300% due 11/15/2016	30,000	28,133

Huntington National Bank
6.600% due 6/15/2018	1,788,000	1,412,663

International Lease Finance Corp.
5.000% due 6/15/2010	300,000	276,583

Johnson Controls, Inc.
5.250% due 1/15/2011	1,035,000	1,060,826

Lehman Brothers Holdings Inc.
7.530% due 12/7/2016 (a) (e)	150,000	18,000

Lincoln National Corp.
4.750% due 2/15/2014	750,000	715,223

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (a)	1,347,000	1,054,336

MBNA Corp.
7.500% due 3/15/2012	100,000	105,513

Medtronic, Inc., Convertible
1.625% due 4/15/2013	250,000	246,563

Merrill Lynch & Co.
5.450% due 2/5/2013	500,000	508,389
6.150% due 4/25/2013	455,000	473,718
5.000% due 2/3/2014	138,000	137,784
5.450% due 7/15/2014	419,000	420,916

Met Life
4.625% due 8/19/2010 (d)	50,000	50,306

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5% (Continued)

Morgan Stanley
0.720% due 6/1/2011 (a)	$500,000	$477,395
6.000% due 4/28/2015	1,000,000	1,056,326

National City Corp.
0.794% due 6/16/2010 (a)	1,000,000	994,550
4.900% due 1/15/2015	1,000,000	1,001,180
4.250% due 7/1/2018	200,000	174,481
6.875% due 5/15/2019	1,000,000	1,036,788

Nordstrom, Inc.
6.250% due 1/15/2018	2,000,000	2,061,494

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,053,921

Principal Life, Inc.
0.599% due 4/1/2016 (a)	50,000	42,227

Progressive Corp.
7.000% due 10/1/2013	25,000	27,174

Prudential Financial, Inc.
5.050% due 5/15/2013	40,000	39,201
6.200% due 1/15/2015	1,000,000	1,047,554

Safeway, Inc.
7.500% due 9/15/2009	200,000	200,324

Simon Property Group, LP
5.300% due 5/30/2013	1,000,000	1,016,753
6.100% due 5/1/2016	1,000,000	997,200

SLM Corp.
0.662% due 12/15/2009 (a)	125,000	122,323
0.199% due 3/15/2012 (a)	100,000	63,729
0.219% due 6/15/2012 (a)	106,000	69,641
0.223% due 6/15/2012 (a)	66,000	46,747
0.369% due 9/15/2012 (a)	65,000	41,735
0.269% due 12/15/2012 (a)	50,000	30,779
1.169% due 9/15/2013 (a)	42,000	24,517
0.869% due 1/1/2014 (a)	591,000	346,255
0.839% due 1/31/2014 (a)	25,000	13,539
0.339% due 4/1/2014 (a)	1,100,000	711,403
0.519% due 4/1/2014 (a)	155,000	86,409
0.419% due 5/1/2014 (a)	100,000	54,668
1.099% due 6/2/2014 (a)	70,000	39,663
0.469% due 12/15/2014 (a)	350,000	196,613
0.669% due 9/15/2015 (a)	85,000	55,441
0.769% due 12/15/2015 (a)	128,000	82,687
0.969% due 5/3/2019 (a)	217,000	86,622
7.000% due 6/15/2021 (b)	79,000	40,094
5.400% due 4/25/2023 (b)	50,000	20,127

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5% (Continued)

StanCorp Financial Group
6.875% due 10/1/2012	$255,000	$263,508

Staples, Inc.
9.750% due 1/15/2014	750,000	880,415

Steelcase, Inc.
6.500% due 8/15/2011	250,000	253,360

SunTrust Bank
5.000% due 9/1/2015	750,000	698,361

Target Corp.
5.375% due 5/1/2017	500,000	527,839

Textron Financial Corp.
6.000% due 11/20/2009	165,000	165,008
4.600% due 5/3/2010	250,000	246,366
5.400% due 4/28/2013	635,000	559,857

Time Warner, Inc.
6.875% due 5/1/2012	170,000	185,915

Torchmark Corp.
7.375% due 8/1/2013	1,000,000	1,037,126
7.875% due 5/15/2023	1,000,000	1,010,258

Transamerica Financial Corp.
0.000% due 9/1/2012 (c)	100,000	82,626

Tyco Electronics Group
6.000% due 10/1/2012	395,000	408,669

Verizon New York
6.875% due 4/1/2012	250,000	272,383

Viacom, Inc.
5.625% due 8/15/2012	1,000,000	1,025,233
6.250% due 4/30/2016	225,000	241,389

Wachovia Bank
4.125% due 12/15/2009	675,000	681,560
5.000% due 8/15/2015	1,000,000	963,457
5.600% due 3/15/2016	50,000	50,609
5.625% due 10/15/2016	200,000	199,467

Wells Fargo & Co.
4.625% due 8/9/2010	75,000	77,520

Wyeth
5.500% due 2/1/2014	1,000,000	1,093,460

Xilinx, Inc., Convertible
3.125% due 3/15/2037	500,000	419,375

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5% (Continued)

Yum! Brands, Inc.
6.250% due 4/15/2016	$691,000	$728,544

Zions Bancorp
6.000% due 9/15/2015	1,700,000	1,226,227

Total Corporate Bonds		62,583,650

Federal Agency Mortgage-Backed Securities - 3.2%
Fannie Mae
6.000% due 10/1/2037, Pool #88-8736	807,073	848,892
6.000% due 3/1/2038, Pool #25-7134	1,433,788	1,508,081

Ginnie Mae
7.000% due 5/15/2033, Pool #78-2071	102,169	111,657

Total Federal Agency Mortgage-Backed Securities		2,468,630

United States Government and Agency Issues - 13.1%
Fannie Mae
6.625% due 9/15/2009	21,000	21,050
4.010% due 10/21/2009	79,000	79,404
4.000% due 10/28/2009	20,000	20,111
4.000% due 11/9/2009	75,000	75,497
0.000% due 11/15/2009 (c)	25,000	24,964
4.000% due 11/16/2009	25,000	25,183
3.875% due 12/10/2009	62,000	62,619
4.625% due 12/15/2009	110,000	111,366
7.250% due 1/15/2010	267,000	274,072
3.250% due 2/10/2010	211,000	213,709
3.875% due 2/15/2010	38,000	38,610
4.300% due 2/17/2010	10,000	10,163
5.000% due 4/19/2010	70,000	71,961
4.750% due 4/20/2010	25,000	25,664
3.750% due 5/27/2010	25,000	25,590
3.270% due 6/30/2010	100,000	102,234

Federal Farm Credit Banks
4.150% due 9/8/2009	25,000	25,019
4.230% due 9/18/2009	20,000	20,037
2.700% due 9/23/2009	10,000	10,015
4.500% due 10/5/2009	25,000	25,099
5.000% due 10/23/2009	10,000	10,067
3.940% due 11/17/2009	75,000	75,572
4.850% due 12/16/2009	15,000	15,194
3.860% due 1/8/2010	35,000	35,436
7.375% due 2/9/2010	6,000	6,185
4.000% due 9/24/2010	20,000	20,727

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5% (Continued)

Federal Home Loan Banks
4.800% due 9/8/2009	$10,000	$10,009
4.375% due 9/11/2009	10,000	10,011
5.250% due 9/11/2009	1,160,000	1,161,546
2.250% due 10/2/2009	500,000	500,777
3.260% due 10/2/2009	10,000	10,025
2.600% due 10/7/2009	50,000	50,114
4.060% due 10/19/2009	500,000	502,489
2.500% due 10/23/2009	1,000,000	1,003,143
4.100% due 10/28/2009	450,000	452,689
3.170% due 10/29/2009	155,000	155,711
3.810% due 10/29/2009	45,000	45,253
3.220% due 10/30/2009	20,000	20,095
3.110% due 11/3/2009	20,000	20,096
5.000% due 11/3/2009	390,000	393,138
4.000% due 11/13/2009	180,000	181,323
4.250% due 11/13/2009	350,000	352,739
6.500% due 11/13/2009	330,000	334,072
4.230% due 11/20/2009	15,000	15,128
4.250% due 11/20/2009	10,000	10,085
0.800% due 11/24/2009	40,000	40,044
4.100% due 11/30/2009	50,000	50,466
4.160% due 12/8/2009	30,000	30,310
1.150% due 12/11/2009	25,000	25,068
4.750% due 12/11/2009	25,000	25,297
5.000% due 12/11/2009	580,000	587,528
3.000% due 12/15/2009	500,000	503,792
4.000% due 12/22/2009	100,000	101,133
3.710% due 12/23/2009	15,000	15,154
3.875% due 1/15/2010	25,000	25,330
3.550% due 1/25/2010	15,000	15,190
5.000% due 2/9/2010	25,000	25,511
3.875% due 2/12/2010	65,000	66,026
4.500% due 2/12/2010	125,000	127,287
7.375% due 2/12/2010	20,000	20,625
5.250% due 6/11/2010	120,000	124,460
4.000% due 7/30/2010	15,000	15,478

Financing Corp.
0.000% due 11/30/2009 (c)	46,000	45,902

Freddie Mac
4.125% due 9/1/2009	3,000	3,000
6.625% due 9/15/2009	56,000	56,137
4.000% due 9/22/2009	25,000	25,052
4.200% due 10/14/2009	62,000	62,280
4.000% due 10/26/2009	70,000	70,383
4.200% due 10/28/2009	10,000	10,060
4.750% due 11/3/2009	500,000	503,809
4.050% due 11/17/2009	30,000	30,232
4.500% due 11/18/2009 (b)	140,000	141,228
4.000% due 12/15/2009	108,000	109,146
3.250% due 1/29/2010	45,000	45,478
3.125% due 2/4/2010	300,000	303,444
4.750% due 9/22/2010	68,000	70,787

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.5% (Continued)

Tennessee Valley Authority
0.000% due 10/15/2009 (c)	$38,000	$37,963

Total United States Government and Agency Issues		9,967,591

TOTAL BONDS (COST $74,107,198)		75,019,871

SHORT-TERM INVESTMENTS - 0.4%

Variable-Rate Demand Notes - 0.4%
American Family Financial Services, 0.100%	335,066	335,066

Total Variable-Rate Demand Notes		335,066

TOTAL SHORT-TERM INVESTMENTS (COST $335,066)		335,066

TOTAL INVESTMENTS - 98.9% (COST $74,442,264)		75,354,937

NET OTHER ASSETS AND LIABILITIES - 1.1%		819,571

NET ASSETS - 100.0%		$76,174,508

(a) Interest rate shown represents the current coupon rate at August 31, 2009.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) Zero coupon security.
(d) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Lehman Brothers Holdings Inc. securities are currently in default. When a bond is in default its scheduled interest payments are not currently being paid, and there may be interest in arrears for previous unpaid interest income.

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.
Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. As level-2 investments include positions that are not traded in active markets, valuations may be adjusted to reflect illiquidity.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009:

Investment Securities:	Level 1	Level 2	Level 3	Total
Bonds & Notes:
Corporate bonds	-	$62,583,650	-	$62,583,650
Federal Agency Mortgage-Backed Securities	-	2,468,630	-	2,468,630
United States Government and Agency Issues	-	9,967,591	-	9,967,591
Short-term securities:	-	335,066	-	335,066
Total	-	$75,354,937	-	$75,354,937

At August 31, 2009, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$74,559,886
Unrealized appreciation	$4,590,531
Unrealized depreciation	$(3,795,480)
Net unrealized appreciation (depreciation)	$795,051

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 29th day of October, 2009.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 29th day of October, 2009.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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